CERTIFICATION
                                 --------------

    Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802)
("Registrant") hereby certifies (a) that the form of the prospectuses and statement of additional information used with respect to the Lehman Brothers Core Bond Fund, a series of the Registrant, does not differ from those contained in Post-Effective Amendment No. 49 ("Amendment No. 49") to the Registrant's Registration Statement and (b) that Amendment No. 49 was filed electronically.




Dated: 2/3/06                         By: /s/ Claudia A. Brandon
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                                          Claudia A. Brandon
                                          Secretary